Investment Objectives and Goals - American Century Mutual Funds, Inc	Mar. 01, 2026
GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Growth Fund
SELECT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Select Fund
ULTRA FUND
Prospectus [Line Items]
Risk/Return [Heading]	Ultra Fund